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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	August 10, 2017

* Print the name and title of each signing officer under his or her signature.

Papp Small & Mid-Cap Growth Fund
Proxy Voting Record
July 1, 2016 - June 30, 2017

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
FEI Company	FEIC	30241L109	08/30/16	Approve the merger	Issuer	Yes	For	With
				Approve the adoption of any proposal	Issuer	Yes	For	With
				Apporove executive compensation	Issuer	Yes	For	With

Linear Technology Corp.	LLTC	535678106	10/18/16	Approve the merger	Issuer	Yes	For	With
				Approve executive compensation	Issuer	Yes	For	With
				Ratify auditors	Issuer	Yes	For	With

ResMed, Inc.	RMD	761152107	11/16/16	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

The Clorox Company	CLX	189054109	11/16/16	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Threshold of special meeting	Security Holder	Yes	Against	With

PAREXEL International Corp.	PRXL	699462107	12/08/16	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

Factset Research Systems, Inc.	FDS	303075105	12/20/16	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

NXP Semiconductors N.V.	NXPI	N6596X109	01/27/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve asset sales	Issuer	Yes	For	With
				Amend NXP's articles of association	Issuer	Yes	For	With

Varian Medical Systems, Inc.	VAR	92220P105	02/09/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

C. R. Bard, Inc.	BCR	067383109'	04/19/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify the appointment of KPMG LLP	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Say-On-Pay frequency of shareholder votes	Issuer	Yes	For	With

Silicon Laboratories, Inc.	SLAB	826919102	04/20/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Amendements to the 2009 stock incentice plan	Issuer	Yes	For	With

IDEX Corp.	IEX	45167R104	04/26/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

T. Rowe Price Group, Inc.	TROW	74144T108	04/26/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve the restated 1986 employees stock purchase plan	Issuer	Yes	For	With
				Proposa; for a report on voting by our funds and on matters realted to climate change and exectutive compensation	Security Holder	Yes	Against	With

Treehouse Foods, Inc.	THS	89469A104	04/27/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Amendment of equity and incentive plan	Issuer	Yes	For	With

Expeditors International of Washington, Inc.	EXPD	302130109	05/02/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve 2017 Omnibus Incentive Plan	Issuer	Yes	For	With
				Link Executive compensation to sustainanility performance	Security Holder	Yes	Against	With

Trimble Navigation Ltd.	TRMB	896239100	05/02/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Appriove amendments to employee stock purchase plan	Issuer	Yes	For	With

Church & Dwight Co., Inc.	CHD	171340102	05/04/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Reincorporation Proposals	Issuer	Yes	For	With

Ecolab, Inc.	ECL	278865100	05/04/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Mettler-Toledo International, Inc.	MTD	592688105	05/04/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

AMETEK Inc.	AME	031100100	05/09/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

O'Reilly Automotive, Inc.	ORLY	67103H107	05/09/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

Tractor Supply Company	TSCO	892356106	05/09/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Wabtec Corporation	WAB	929740108	05/10/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve stock incentive plan	Issuer	Yes	For	With

MEDNAX , Inc.	MD	58502B106	05/11/17	Electing the Board of Directors	Issuer	Yes	For	With
				Proposal tp re-approve performance goals under incentive compensation plan	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Pioneer Natural Resources	PXD	723787107	05/18/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

ANSYS, Inc.	ANSS	03662Q105	05/01/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Williams- Sonoma, Inc.	WSM	969904101	05/31/17	Electing the Board of Directors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

Pra Health Sciences, Inc.	PRAH	69354M108	06/01/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Employee Stock Purchase Plan	Issuer	Yes	For	With

Costar Group, Inc.	CSGP	22160N109	06/06/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Pegasystems, Inc.	PEGA	705573103	06/21/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Criteo S.A.	CRTO	226718104	06/28/17	Electing the Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Statutory financial statements	Issuer	Yes	For	With
				Employee Stock Ownership Plans	Issuer	Yes	For	With